Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Trade Accounts Receivable, Net
Schedule of trade accounts and notes receivable, net

	2024		2023
Trade accounts receivable	Ps.	7,854,322	Ps.	9,905,609
Allowance for expected credit losses		(1,678,503)		(1,774,151)
	Ps.	6,175,819	Ps.	8,131,458

Schedule of aging of analysis of the trade account and notes receivable past due

	2024		2023
1 to 90 days	Ps.	1,615,364	Ps.	1,748,442
91 to 180 days		805,530		1,062,010
More than 180 days		1,608,244		1,593,684

Schedule of carrying amount of trade accounts and notes receivable in foreign currencies

	2024		2023
U.S. dollar	Ps.	437,959	Ps.	330,912
Other currencies		—		660
	Ps.	437,959	Ps.	331,572

Schedule of loss allowance of trade accounts and notes receivables

	2024		2023
At January 1	Ps.	(1,774,151)	Ps.	(2,032,034)
Expected credit losses		(1,294,362)		(1,063,651)
Write-off of receivables		1,313,016		1,321,534
Spun-off Businesses		76,994		—
At December 31	Ps.	(1,678,503)	Ps.	(1,774,151)